Property plant and equipment (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Biological assets capitalized	$ 15,655	$ 11,689
Costs [Member]
Statement [Line Items]
Amortization charge	4,430	4,477
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	2,080	1,880
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 366	$ 178